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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited)

				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
SENIOR LOANS*: 180.4%
Aerospace & Defense: 3.0%
			Avio Group	NR	NR
EUR	708,333		Term Loan, maturing October 31, 2014			$950,898
EUR	708,333		Term Loan, maturing October 31, 2014			955,591
		(2)	Delta	Ba3	B+
	$2,000,000		Debtor In Possession Term Loan, 10.118%, maturing March 16, 2008			2,037,188
			Dyncorp International, LLC	Ba2	BB-
3,941,646			Term Loan, 7.688%—7.813%, maturing February 11, 2011			3,965,461
			Forgings International, Ltd.	NR	NR
GBP	250,000		Term Loan, 2.500%, maturing August 11, 2014			497,974
	$1,427,925		Term Loan, 2.500%, maturing August 11, 2014			1,446,845
GBP	250,000		Term Loan, 2.500%, maturing August 11, 2015			500,186
	$1,427,925		Term Loan, 2.500%, maturing August 11, 2015			1,453,271
			Hexcel Corporation	Ba2	BB-
1,227,104			Term Loan, 7.125%, maturing March 01, 2012			1,230,172
			IAP Worldwide Services, Inc.	B2	B
992,500			Term Loan, 9.688%, maturing December 30, 2012			985,056
			K&F Industries, Inc.	Ba3	B+
4,322,917			Term Loan, 7.320%, maturing November 18, 2012			4,342,504
			Onex Wind Finance, L.P.
			(Mid-Western Aircraft Systems, Inc.)	Ba3	BB-
985,417			Term Loan, 7.110% maturing December 31, 2011			988,034
			Transdigm Holding Corporation	Ba3	B+
3,500,000			Term Loan, 7.360%, maturing June 23, 2013			3,523,625
			United Airlines, Inc.	B1	B+
2,052,188			Term Loan, 9.120%, maturing February 01, 2012			2,073,992
435,313			Term Loan, 9.125%, maturing February 01, 2012			439,938
			US Airways	B2	B
3,000,000			Term Loan, 8.867%, maturing March 31, 2011			3,023,037
			Wesco Aircraft Hardware Corporation	B1	B+
1,500,000			Term Loan, 7.570%, maturing September 29, 2013			1,509,845
			Wesco Aircraft Hardware Corporation	Caa1	B-
833,333			Term Loan, 11.125%, maturing March 31, 2014			851,736
			Wyle Holdings, Inc.	NR	B+
1,897,200			Term Loan, 8.110%—8.120%, maturing January 28, 2011			1,907,280
						32,682,633
Automobile: 4.2%
			Accuride Corporation	Ba3	B+
1,949,091			Term Loan, 7.438%, maturing January 31, 2012			1,953,356
			American Axle & Manufacturing, Inc.	Ba3	BB
500,000			Term Loan, 9.500%, maturing April 02, 2010			507,500
125,000			Term Loan, 9.813%, maturing April 12, 2010			126,875

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile (continued)
		Arvin Meritor	Baa3	BB+
$624,081		Term Loan, 7.125%, maturing June 23, 2012			$624,991
		Avis Budget Car Rental	Ba3	BB-
2,871,429		Term loan, 6.630%, maturing April 19, 2012			2,860,988
	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor In Possession Term Loan, 7.375%, maturing December 09, 2006			1,504,313
2,320,000		Debtor in Possession Revolver, 7.625%, maturing December 09, 2006			2,320,000
		Goodyear Tire & Rubber Company	Ba1	BB
5,500,000		Term Loan, 7.472%, maturing April 30, 2010			5,516,203
		Goodyear Tire & Rubber Company	Ba3	B+
9,400,000		Term Loan, 8.140%, maturing April 30, 2010			9,504,913
		Hertz	Ba1	BB
1,027,778		Term Loan, 5.390%, maturing December 21, 2012			1,035,872
6,922,001		Term Loan, 7.570%—7.620%, maturing December 21, 2012			6,976,512
		Keystone Automotive Operations, Inc.	Ba3	B+
1,117,893		Term Loan, 7.874%—7.890%, maturing October 30, 2009			1,120,688
1,488,750		Term Loan, 7.864%, maturing October 30, 2010			1,491,541
	(2)	Tower (R.J.) Corporation	Ba3	BBB
3,000,000		Debtor In Possession Term Loan, 7.770%, maturing February 02, 2007			2,911,251
		TRW Automotive, Inc.	Ba1	BB+
2,404,041		Term Loan, 7.188%, maturing June 30, 2012			2,401,598
		Vanguard Car Rental USA Holdings, Inc.	Ba3	B+
5,142,500		Term Loan, 8.313%—8.367%, maturing June 14, 2013			5,180,534
					46,037,135
Beverage, Food & Tobacco: 3.1%
		Bolthouse Farms, Inc.	B1	B+
2,481,250		Term Loan, 7.625%, maturing December 16, 2012			2,483,964
		Bumble Bee Foods, LLC	Ba3	B+
1,200,000		Term Loan, 7.121%—7.125%, maturing May 02, 2012			1,200,000
		Commonwealth Brands, Inc.	B1	B+
8,405,250		Term Loan, 7.688%, maturing December 22, 2012			8,471,441
		Constellation Brands	Ba2	BB
416,667		Term Loan, 6.875%—6.938%, maturing June 05, 2013			418,692
		Gate Gourmet Borrower, LLC	B2	B
169,681		Term Loan, 8.117%, maturing March 09, 2012			167,135
554,658		Term Loan, 8.117%, maturing March 09, 2012			561,591
		Golden State Foods	B1	B+
3,900,000		Term Loan, 7.126%, maturing February 28, 2011			3,901,221

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
	Michael Foods	Ba3	B+
$3,632,751	Term Loan, 7.387%—7.553%, maturing November 21, 2010			$3,642,589
	Nutro Products, Inc.	Ba3	B
2,167,554	Term Loan, 7.367%, maturing April 26, 2013			2,172,296
	Pierre Foods	Ba2	B+
3,566,667	Term Loan, 7.500%, maturing June 30, 2010			3,577,812
	Reynolds American	Baa2	BBB-
4,987,500	Term Loan, 7.104%—7.188%, maturing May 31, 2012			5,027,245
	Sturm Foods, Inc.	B1	B
1,995,000	Term Loan, 7.625%, maturing May 26, 2011			1,993,753
				33,617,739
Buildings & Real Estate: 5.4%
	Armstrong World Industries, Inc.	Ba2	BB
1,750,000	Term Loan, 7.070%, maturing October 17, 2013			1,753,829
	Atrium Companies, Inc.	B1	B
756,371	Term Loan, 8.125%—8.130%, maturing May 31, 2012			746,917
	Capital Automotive, L.P.	Ba1	BB+
11,163,155	Term Loan, 7.070%, maturing December 16, 2010			11,200,652
	Champion Home Builders Company	B1	B+
875,000	Term Loan, 5.399%, maturing October 31, 2012			866,250
990,000	Term Loan, 7.820%, maturing October 31, 2012			982,575
	Contech Construction Products, Inc.	Ba3	B+
1,737,847	Term Loan, 7.320%—7.380%, maturing January 31, 2013			1,741,650
	Custom Building Products, Inc.	B1	B+
4,952,091	Term Loan, 7.617%, maturing October 29, 2011			4,956,216
	Headwaters, Inc.	Ba3	BB-
3,619,713	Term Loan, 7.380%, maturing April 30, 2011			3,610,664
	Hearthstone Housing Partners II, LLC	NR	NR
4,779,412	Revolver, 7.320%, maturing December 01, 2007			4,767,463
	John Maneely Company	B2	B
923,158	Term Loan, 8.374%, maturing March 24, 2013			937,198
	Lion Gables Realty Limited Partnership	Ba2	BB+
864,477	Term Loan, 7.070%, maturing March 30, 2007			865,918
	LNR Property Corporation	B2	B+
1,200,000	Term Loan, 8.120%, maturing July 12, 2011			1,205,375
	NCI Building Systems, Inc.	Ba1	BB
1,525,739	Term Loan, 6.820%—6.870%, maturing June 18, 2010			1,526,693
	Newkirk Master Limited Partnership	Ba2	BB+
1,229,034	Term Loan, 7.070%, maturing August 11, 2008			1,230,955
959,763	Term Loan, 7.070%, maturing August 11, 2008			961,263
	Nortek, Inc.	Ba2	B
7,016,325	Term Loan, 7.320%, maturing August 27, 2011			7,004,263

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate (continued)
		PGT Industries, Inc.	B2	B+
$2,123,256		Term Loan, 8.380%, maturing February 14, 2012			$2,128,564
		Shea Capital I, LLC	Ba2	BB-
1,000,000		Term Loan, 7.350%, maturing October 27, 2011			985,000
		Stile US Acquisition Corporation	Ba3	BB-
2,904,438		Term Loan, 7.367%—7.380%, maturing April 05, 2013			2,849,526
2,909,386		Term Loan, 7.367%—7.380%, maturing April 05, 2013			2,854,381
		Trustreet Properties, Inc.	Ba3	BB
4,000,000		Term Loan, 8.070%, maturing April 08, 2010			4,010,000
		Yellowstone Development, LLC	B1	BB-
2,356,000		Term Loan, 7.695%, maturing September 30, 2010			2,312,315
					59,497,667
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B2	B
1,980,000		Term Loan, 7.820%, maturing November 22, 2012			1,992,995
		Gainey Corporation	B2	BB-
798,000		Term Loan, 8.140%—8.160%, maturing April 20, 2012			799,496
		Helm Holding Corporation	B2	B+
981,489		Term Loan, 7.820%—7.875%, maturing July 08, 2011			984,557
		Horizon Lines, LLC	Ba2	B
2,443,750		Term Loan, 7.620%, maturing July 07, 2011			2,453,679
		Kenan Advantage Group, Inc.	B3	B+
992,502		Term Loan, 8.367%, maturing December 16, 2011			999,945
	(2)	Neoplan USA Corporation	NR	NR
1,867,500	(3)	Revolver, maturing June 30, 2006			1,867,500
5,306,058	(3)	Term Loan, maturing June 30, 2006			4,457,089
		Pacer International, Inc.	Ba3	BB
694,118		Term Loan, 6.938%, maturing June 10, 2010			692,383
		Railamerica Transportation Corporation	Ba2	BB
361,477		Term Loan, 7.375%, maturing September 29, 2011			362,607
3,057,753		Term Loan, 7.375%, maturing September 29, 2011			3,067,309
		Transport Industries, L.P.	B1	B+
1,206,285		Term Loan, 7.875%, maturing September 30, 2011			1,211,562
		US Shipping Partners, L.P.	B1	B+
1,995,000		Term Loan, 8.867%, maturing March 31, 2012			2,007,469
					20,896,591

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: 2.6%
	Centennial Communications Corporation	Ba2	B
$10,085,631	Term Loan, 7.617%—7.620%, maturing February 09, 2011			$10,171,782
	Cricket Communications, Inc.	B1	B
5,985,000	Term Loan, 8.117%, maturing June 16, 2013			6,041,109
	IWO Holdings	Baa2	BBB+
3,175,000	Floating Rate Note, maturing January 15, 2012			3,238,500
	Ntelos, Inc.	B2	B
4,421,355	Term Loan, 7.570%, maturing August 24, 2011			4,437,935
	Rogers Wireless	Ba2	BB+
2,500,000	Floating Rate Note, 8.515%, maturing December 15, 2010			2,550,000
	Telepak, Inc./Cellular South	Ba3	B+
1,955,000	Term Loan, 7.126%—8.750%, maturing May 04, 2011			1,956,834
				28,396,160
Chemicals, Plastics & Rubber: 11.1%
	Basell	Ba3	B+
833,333	Term Loan, 7.600%, maturing September 07, 2013			843,490
166,667	Term Loan, 7.600%, maturing September 07, 2013			168,698
833,333	Term Loan, 7.600%, maturing September 07, 2014			843,750
166,667	Term Loan, 7.600%, maturing September 07, 2014			168,750
	Brenntag Holding GmbH & Company KG	B2	B
1,178,182	Term Loan, 8.080%, maturing January 17, 2014			1,190,516
3,621,818	Term Loan, 8.080%, maturing January 17, 2014			3,659,735
	Celanese	Ba3	BB-
5,317,018	Term Loan, 7.117%, maturing April 06, 2011			5,333,161
5,625,000	Term Loan, 5.320%, maturing April 06, 2009			5,664,842
	Columbian Chemicals Company	Ba3	BB-
600,000	Term Loan, 7.117%, maturing March 16, 2013			600,000
	Covalence Specialty Materials Corporation	Ba3	B+
1,952,250	Term Loan, 7.375%, maturing May 18, 2013			1,958,962
	Covalence Specialty Materials Corporation	B2	B-
500,000	Term Loan, 8.625%, maturing August 16, 2013			506,979
	Flint Group	NR	NR
936,821	Term Loan, 7.840%, maturing December 31, 2014			941,973
353,279	Term Loan, 7.840%, maturing December 31, 2014			355,222
1,290,100	Term Loan, 8.340%, maturing December 31, 2015			1,303,646
	Georgia Gulf Company	Ba2	BB
1,875,000	Term Loan, 7.320%, maturing October 03, 2013			1,885,883
	Hawkeye Renewables, LLC	B3	NR
3,740,625	Term Loan, 9.320%—9.543%, maturing June 30, 2012			3,628,406

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
	Hexion Specialty Chemicals, Inc.	Ba3	B
$5,408,598	Term Loan, 7.875%, maturing May 05, 2013			$5,400,388
1,174,902	Term Loan, 7.870%, maturing May 05, 2013			1,173,118
1,188,000	Term Loan, 7.230%, maturing May 05, 2013			1,186,197
2,500,000	Term Loan, 7.625%—7.688%, maturing May 05, 2013			2,496,205
	Huntsman International, LLC	Ba3	BB-
20,844,399	Term Loan, 7.070%, maturing August 16, 2012			20,847,296
	Ineos US Finance, LLC	Ba3	B+
2,800,000	Term Loan, 7.611%—7.615%, maturing December 16, 2012			2,815,400
3,000,000	Term Loan, 7.611%—7.615%, maturing December 16, 2013			3,029,793
3,000,000	Term Loan, 7.611%—7.615%, maturing December 23, 2014			3,029,793
	Innophos, Inc.	Ba2	B
1,019,318	Term Loan, 7.570%, maturing August 13, 2010			1,023,141
	ISP Chemco, Inc.	Ba3	BB-
3,482,500	Term Loan, 7.375%—7.625%, maturing February 16, 2013			3,490,120
	JohnsonDiversey, Inc.	Ba2	B+
508,666	Term Loan, 7.870%, maturing December 16, 2010			512,005
2,672,031	Term Loan, 7.870%, maturing December 16, 2011			2,696,665
	Kraton Polymers, LLC	Ba3	B+
1,791,000	Term Loan, 7.375%, maturing May 12, 2013			1,796,597
	Lucite International US Finco, Ltd.	B1	B+
710,052	Term Loan, 8.070%, maturing July 07, 2013			717,449
	Lyondell Chemical Company	Ba2	BB
3,491,250	Term Loan, 7.121%, maturing August 16, 2013			3,508,161
	Nalco Company	Ba2	BB-
13,263,717	Term Loan, 7.070%—7.300%, maturing November 04, 2010			13,316,852
	Northeast Biofuels, LLC	B1	B+
1,268,293	Term Loan, 8.682%, maturing June 30, 2013			1,273,049
	Polypore, Inc.	Ba3	B
6,971,824	Term Loan, 8.320%, maturing November 12, 2011			7,024,113
	PQ Corporation	Ba2	B+
2,462,500	Term Loan, 7.375%, maturing February 10, 2012			2,472,761
	Ripplewood Phosphorus, LLC	Ba3	B
1,996,678	Term Loan, 8.620%, maturing July 20, 2011			1,994,182
	Rockwood Specialties Group, Inc.	Ba2	B+
9,875,625	Term Loan, 7.376%, maturing December 13, 2013			9,929,941
	Vertellus Specialties, Inc.	B3	B+
2,369,063	Term Loan, 8.610%—8.620%, maturing March 31, 2013			2,383,869
				121,171,108

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass 4.8%
		Bluegrass Container Company	Ba3	BB-
	$1,200,778	Term Loan, 7.570%—7.617%, maturing June 30, 2013			$1,212,636
		Boise Cascade, LLC	Ba2	BB
	4,094,702	Term Loan, 7.094%—7.125%, maturing October 29, 2011			4,115,688
		Graham Packaging Company	B1	B
	14,280,860	Term Loan, 7.625%—7.875%, maturing October 07, 2011			14,352,264
		Graphic Packaging International, Inc.	Ba2	B+
	9,653,154	Term Loan, 7.820%—8.140%, maturing August 08, 2010			9,776,406
		Owens-Illinois	Ba2	BB-
	2,843,750	Term Loan, 6.820%, maturing April 01, 2008			2,848,727
EUR	2,250,000	Term Loan, 4.896%, maturing May 23, 2013			2,964,612
		Pro Mach, Inc.	B1	B
	$2,487,500	Term Loan, 7.620%, maturing December 01, 2011			2,506,156
		Smurfit-Stone Container Corporation	Ba1	B+
	6,068,819	Term Loan, 7.625%—7.688%, maturing November 01, 2011			6,116,405
	3,164,817	Term Loan, 7.625%—7.688%, maturing November 01, 2011			3,189,633
		Solo Cup Company	B2	CCC+
	2,025,834	Term Loan, 8.610%—8.624%, maturing February 27, 2011			2,034,697
		Xerium Technologies, Inc.	B1	B+
	3,305,272	Term Loan, 7.617%, maturing May 18, 2012			3,301,140
					52,418,364
Data and Internet Services: 6.2%
		Activant Solutions, Inc.	B1	B
	956,538	Term Loan, 7.375%, maturing May 01, 2013			950,262
		Acxiom Corporation	Ba2	BB
	2,000,000	Term Loan, 7.070%—7.140%, maturing September 15, 2012			2,008,750
		Carlson Wagonlit Holdings, B.V.	Ba3	B+
	2,750,000	Term Loan, 7.876%, maturing August 03, 2012			2,758,165
		Dealer Computer Services, Inc.	Ba2	BB-
	11,000,000	Term Loan, 7.820%, maturing October 26, 2012			11,063,019
		Dealer Computer Services, Inc.	B3	B
	2,375,000	Term Loan, 10.820%, maturing October 26, 2013			2,404,688
		iPayment, Inc.	B1	B
	2,985,000	Term Loan, 7.320%—7.370%, maturing May 10, 2013			2,983,134
		JDA Software Group, Inc.	B1	B+
	1,200,000	Term Loan, 7.618%—7.839%, maturing July 05, 2013			1,206,000
		Open Text Corporation	Ba3	BB-
	1,750,000	Term Loan, 7.900%, maturing September 22, 2013			1,758,750

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
	Sungard Data Systems, Inc.	Ba3	B+
$28,607,651	Term Loan, 7.875%, maturing February 11, 2013			$28,853,505
	TDS Investor Corporation	Ba3	B+
289,971	Term Loan, 8.347%, maturing August 23, 2013			290,930
2,960,029	Term Loan, 8.367%, maturing August 23, 2013			2,969,808
	Transaction Network Services, Inc.	Ba3	BB-
3,088,853	Term Loan, 7.391%, maturing May 04, 2012			3,088,853
	Transfirst Holdings, Inc.	B1	B+
872,813	Term Loan, 7.870%, maturing August 15, 2012			877,177
	Verifone, Inc.	B1	BB-
2,250,000	Term Loan, 7.120%, maturing October 30, 2013			2,257,736
	Worldspan, L.P.	Ba3	B
4,589,759	Term Loan, 8.125%—8.188%, maturing February 11, 2010			4,589,759
				68,060,536
Diversified / Conglomerate Manufacturing: 4.8%
	Aearo Technologies, Inc.	B1	B
1,592,000	Term Loan, 7.867%, maturing March 24, 2013			1,606,261
	Aearo Technologies, Inc.	Caa1	CCC+
1,200,000	Term Loan, 11.867%, maturing September 24, 2013			1,218,000
	Axia, Inc.	B2	B
1,488,750	Term Loan, 8.620%, maturing December 21, 2012			1,477,584
	Brand Services, Inc.	Ba3	B
3,102,021	Term Loan, 7.600%—7.617%, maturing January 15, 2012			3,107,837
	Chart Industries, Inc.	Ba2	B+
2,000,001	Term Loan, 7.375%—7.438%, maturing October 17, 2012			2,006,877
	Cinram International, Inc.	B1	BB-
3,990,000	Term Loan, 7.118%, maturing May 05, 2011			3,938,629
	Dayco Products, LLC	Ba3	BB-
498,750	Term Loan, 7.830%—8.100%, maturing June 21, 2011			497,295
	Dresser, Inc.	B1	B
1,949,045	Term Loan, 8.125%, maturing October 31, 2013			1,963,662
	Dresser-Rand Group, Inc.	Ba1	BB-
421,419	Term Loan, 7.360%—7.618%, maturing October 29, 2007			424,053
	Flowserve Corporation	Ba2	BB-
3,745,100	Term Loan, 6.875%—6.938%, maturing August 10, 2012			3,745,100
	Generac Power Systems, Inc.	B1	B
4,500,000	Term Loan, 7.820%, maturing November 06, 2013			4,519,688
	Generac Power Systems, Inc.	Caa1	CCC+
1,000,000	Term Loan, 11.320%, maturing May 06, 2014			1,006,875

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
		Gentek Holding Corporation	B1	B+
$2,336,282		Term Loan, 7.320%—7.440%,
		maturing February 28, 2011			$2,348,694
		Goodman Global Holdings, Inc.	Ba2	B+
1,764,286		Term Loan, 7.188%, maturing December 23, 2011			1,765,021
		Mueller Group, Inc.	Ba3	BB-
7,559,440		Term Loan, 7.367%—7.618%, maturing October 03, 2012			7,605,114
		Norcross Safety Products, LLC	Ba1	BB-
987,337		Term Loan, 7.513%—9.250%, maturing June 30, 2012			990,115
		Prysmian, S.R.L.	NR	NR
EUR	1,200,000	Term Loan, 5.785%, maturing August 13, 2014			1,598,665
EUR	300,000	Term Loan, 6.285%, maturing August 31, 2015			401,455
		Rexnord Corporation/RBS Global, Inc.	Ba2	B+
$2,375,000		Term Loan, 7.875%—7.938%, maturing July 19, 2013			2,385,395
		Sensata Technologies	B1	BB-
4,189,500		Term Loan, 7.100%—7.130%, maturing April 27, 2013			4,164,480
		Sensus Metering Systems, Inc.	Ba3	B+
1,582,609		Term Loan, 7.371%—7.583%, maturing December 17, 2010			1,582,609
210,217		Term Loan, 7.371%—7.583%, maturing December 17, 2010			210,217
		Springs Window Fashions	Ba3	B+
992,500		Term Loan, 8.125%, maturing December 30, 2012			999,323
		Textron Fastening Systems	B1	B+
500,000		Term Loan, 8.890%—8.921%, maturing August 11, 2013			503,750
		Walter Industries, Inc.	Ba2	B+
1,108,160		Term Loan, 7.117%—7.120%, maturing October 03, 2012			1,111,346
		Waterpik	B1	BB-
1,353,470		Term Loan, 7.620%, maturing June 30, 2013			1,354,316
					52,532,361
Diversified / Conglomerate Service: 6.5%
		Affinion Group	Ba3	B+
3,511,628		Term Loan, 8.070%—8.123%, maturing October 17, 2012			3,535,223
		Alixpartners, LLP	B1	BB-
2,675,000		Term Loan, 7.880%, maturing October 12, 2013			2,692,834
		CCC Information Services Group, Inc.	B1	B
1,000,000		Term Loan, 7.870%, maturing February 10, 2013			1,005,208
		Fidelity National Information Solutions, Inc.	Ba1	BB+
25,501,031		Term Loan, 7.070%, maturing March 09, 2013			25,536,452

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service (continued)
	Iron Mountain, Inc.	Ba2	BB-
$5,460,000	Term Loan, 7.094%, maturing April 02, 2011			$5,475,927
2,234,680	Term Loan, 7.125%, maturing April 02, 2011			2,240,267
	Mitchell International, Inc.	B1	B+
642,317	Term Loan, 7.370%, maturing August 15, 2011			644,726
	US Investigations Services, Inc.	B1	B+
4,439,693	Term Loan, 7.890%, maturing October 14, 2012			4,461,891
	Valleycrest Companies, LLC	B1	B+
1,250,000	Term Loan, 7.820%, maturing October 04, 2013			1,262,891
	Vertafore, Inc.	B1	B+
1,064,077	Term Loan, 7.820%—7.870%, maturing January 31, 2012			1,069,397
	West Corporation	Ba3	B+
23,750,000	Term Loan, 8.070%, maturing October 25, 2013			23,730,905
				71,655,721
Diversified Natural Resources, Precious Metals & Minerals: 3.2%
	Georgia Pacific Corporation	Ba2	BB-
32,157,000	Term Loan, 7.367%—7.390%, maturing December 20, 2012			32,263,086
	Georgia Pacific Corporation	Ba3	B+
3,250,000	Term Loan, 8.390%, maturing December 20, 2013			3,263,647
				35,526,733
Ecological: 1.5%
	Allied Waste North America, Inc.	Ba3	BB
7,118,482	Term Loan, 7.120%—7.210%, maturing January 15, 2012			7,117,799
3,158,897	Term Loan, 7.270%, maturing January 15, 2012			3,159,389
	Envirosolutions Real Property Holdings, Inc.	B1	B-
2,750,000	Term Loan, 8.902%—8.920%, maturing July 07, 2012			2,770,625
	IESI Corporation	Ba3	BB
1,800,000	Term Loan, 7.121%—7.127%, maturing January 14, 2012			1,802,813
	Wastequip, Inc.	B1	B
1,525,922	Term Loan, 7.599%, maturing July 15, 2011			1,529,737
				16,380,363
Electronics: 4.2%
	Advance Micro Devices	Ba3	BB-
17,996,494	Term Loan, 7.620%, maturing October 22, 2013			18,086,476
	Decision One	NR	NR
1,561,030	Term Loan, 12.000%, maturing April 15, 2010			1,561,030
	Eastman Kodak	Ba3	B+
4,802,189	Term Loan, 7.570%—7.640%, maturing October 18, 2012			4,816,735

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Electronics (continued)					$2,112,668
$2,107,072		Term Loan, 7.570%, maturing October 18, 2012
		Freescale Semiconductor, Inc.	Baa3	BB
6,000,000		Term Loan, maturing November 28, 2013			6,000,000
		NXP (Philips Semiconductor)	Ba2	BB+
1,750,000		Floating Rate Note, 10.868%, maturing October 15, 2013			1,776,250
EUR	1,500,000	Floating Rate Note, 6.214%, maturing October 15, 2013			2,019,569
		On Semiconductor	Ba3	B+
	$4,814,198	Term Loan, 7.617%, maturing December 15, 2011			4,829,242
		Sanminia-SCI	Ba2	BB-
1,750,000		Term Loan, 7.938%, maturing January 31, 2008			1,755,906
		Serena Software, Inc.	B1	B
2,438,906		Term Loan, 7.618%, maturing March 11, 2013			2,441,650
		SI International, Inc.	Ba3	B+
946,029		Term Loan, 7.320%—7.460%, maturing February 09, 2011			947,212
					46,346,738
Finance: 1.7%
		LPL Holdings, Inc.	B2	B
4,962,500		Term Loan, 7.880%—8.367%, maturing June 28, 2013			5,007,475
		Nasdaq Stock Market, Inc.	Ba3	BB+
4,026,808		Term Loan, 7.070%—7.117%, maturing April 18, 2012			4,029,325
2,334,247		Term Loan, 7.070%—7.117%, maturing April 18, 2012			2,335,706
		Rent-A-Center, Inc.	Ba2	BB
2,625,000		Term Loan, 7.130%, maturing June 30, 2012			2,630,331
		TD Ameritrade Holding Corporation	Ba1	BB
4,439,819		Term Loan, 6.820%, maturing December 31, 2012			4,437,737
					18,440,574
Foreign Cable, Foreign TV, Radio and Equipment: 3.4%
		Casema Bidco (Serpering Investments, B.V.)	NR	NR
EUR	548,444	Term Loan, 6.173%, maturing October 31, 2015			733,526
EUR	284,889	Term Loan, 6.173%, maturing October 31, 2015			378,869
EUR	833,333	Term Loan, 6.673%, maturing October 31, 2015			1,113,755
		ENO France	NR	NR
EUR	4,000,000	Term Loan, 5.865%, maturing June 06, 2014			5,229,377
		NTL Investment Holdings Limited	Ba3	BB-
GBP	4,715,588	Term Loan, 7.447%, maturing September 03, 2012			9,266,872

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
GBP	4,034,412	Term Loan, 7.447%, maturing September 03, 2012			$7,928,254
		P7S1 Holding II, S.A.R.L. (German Media Partners)	NR	B+
EUR	5,000,000	Term Loan, 7.382%, maturing July 08, 2011			6,645,643
		UPC Financing Partnership	B1	B
EUR	1,943,333	Term Loan, 5.507%, maturing March 12, 2013			2,584,475
EUR	2,200,000	Term Loan, 5.507%, maturing December 31, 2013			2,926,185
					36,806,956
Gaming: 5.2%
		Ameristar Casinos, Inc.	Ba3	BB+
$1,235,000		Term Loan, 6.820%, maturing November 10, 2012			1,235,926
		Boyd Gaming Corporation	Ba1	BB
3,610,765		Term Loan, 6.867%, maturing June 30, 2011			3,615,221
		CCM Merger, Inc. (a.k.a. Motorcity Casino)	Ba3	B
5,432,491		Term Loan, 7.367%—7.390%, maturing July 13, 2012			5,433,170
		Green Valley Ranch Gaming, LLC	NR	NR
250,000		Revolver, 6.992%—7.015%, maturing December 23, 2008			249,375
2,441,512		Term Loan, 7.367%, maturing December 17, 2011			2,441,132
		Greenwood Racing, Inc.	B2	B+
1,500,000		Term Loan, maturing November 13, 2011			1,506,563
		Herbst Gaming, Inc.	Ba1	B+
985,000		Term Loan, 7.367%—7.372%, maturing January 31, 2011			986,231
		Isle Of Capri Black Hawk, LLC	B1	B+
1,320,000		Term Loan, 7.350%—7.390%, maturing October 24, 2011			1,320,825
		Isle Of Capri Casinos, Inc.	Ba1	BB-
987,500		Term Loan, 7.117%, maturing February 04, 2011			990,709
1,473,750		Term Loan, 7.117%—7.322%, maturing February 04, 2011			1,478,540
		Opbiz, LLC	B2	CCC+
7,203,590		Term Loan, 6.838%, maturing August 31, 2010			7,242,612
19,695		Term Loan, 9.537%, maturing August 31, 2010			19,802
		Penn National Gaming, Inc.	Ba2	BB
13,365,000		Term Loan, 7.120%—7.150%, maturing October 03, 2012			13,442,691
		Ruffin Gaming, LLC	NR	NR
1,485,376		Term Loan, 7.625%, maturing June 28, 2008			1,494,660
		Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
1,728,125		Term Loan, 8.030%, maturing May 20, 2012			1,740,816
		Venetian Casino Resort, LLC	Ba2	BB-
9,119,658		Term Loan, 7.120%, maturing June 15, 2011			9,161,307
1,880,342		Term Loan, 7.120%, maturing June 15, 2011			1,888,929

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming (continued)
	Venetian Macao	B1	BB-
$1,200,000	Term Loan, 8.120%, maturing May 26, 2013			$1,208,100
	Yonkers Racing Corporation	B3	B
1,251,048	Term Loan, 8.820%, maturing August 12, 2011			1,266,686
748,952	Term Loan, 8.820%, maturing August 12, 2011			758,314
				57,481,609
Grocery: 0.8%
	Roundy’s Supermarkets, Inc.	Ba3	B+
4,962,500	Term Loan, 8.380%—8.390%, maturing November 03, 2011			5,009,644
	Supervalu	Ba3	BB-
3,980,000	Term Loan, 7.188%, maturing June 02, 2012			3,991,518
				9,001,162
Healthcare, Education and Childcare: 14.7%
	Accellent, Inc.	Ba3	BB-
1,985,000	Term Loan, 6.820%, maturing November 22, 2012			1,985,000
	AGA Medical Corporation	B1	B+
1,832,209	Term Loan, 7.620%, maturing April 28, 2013			1,831,064
	Ameripath, Inc.	Ba2	BB-
497,500	Term Loan, 7.390%, maturing October 31, 2012			497,998
	AMN Healthcare, Inc.	Ba2	BB-
740,596	Term Loan, 7.117%, maturing November 02, 2011			743,142
	Block Vision Holdings Corporation	NR	NR
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	Capella Healthcare, Inc.	B2	B
2,977,500	Term Loan, 8.367%, maturing November 30, 2012			2,995,180
	CCS Medical	B3	B
4,466,250	Term Loan, 8.620%, maturing September 30, 2012			4,334,656
	CHS/Community Health Systems, Inc.	Ba3	BB-
14,591,301	Term Loan, 7.070%—7.120%, maturing August 19, 2011			14,612,152
	Compsych Investments Corporation	NR	NR
1,481,222	Term Loan, 8.070%—8.120%, maturing April 20, 2012			1,488,628
	Concentra Operating Corporation	Ba2	B+
4,662,082	Term Loan, 7.380%—7.620%, maturing September 30, 2011			4,679,565
	CRC Health Corporation	Ba3	B
1,471,711	Term Loan, maturing February 06, 2013			1,476,310
1,492,500	Term Loan, 7.617%, maturing February 06, 2013			1,497,164
	Davita, Inc.	Ba2	BB-
19,405,796	Term Loan, 7.320%—7.690%, maturing October 05, 2012			19,505,425

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan
			Ratings†
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		DJ Orthopedics, LLC	Ba3	BB-
	$1,132,286	Term Loan, 6.875%, maturing April 07, 2013			$1,131,578
		Education Management Corporation	B2	B
	5,985,000	Term Loan, 7.875%, maturing June 01, 2013			6,027,643
		Emdeon Business Services, LLC	B1	B+
	2,500,000	Term Loan, maturing November 30, 2013			2,507,033
		EMSC, L.P.	Ba2	B+
	3,243,549	Term Loan, 7.376%—7.386%, maturing February 10, 2012			3,249,630
		Encore Medical IHC, Inc.	Ba3	B
	1,750,000	Term Loan, 7.870%, maturing November 03, 2013			1,753,281
		Fresenius Medical Care Holdings, Inc.	Ba2	BB
	4,079,500	Term Loan, 6.742%—6.765%, maturing March 31, 2013			4,058,535
		Gentiva Health Services, Inc.	Ba3	B+
	2,821,622	Term Loan, 7.570%—7.890%, maturing March 31, 2013			2,829,999
		Golden Gate National Senior Care Holdings, LLC (fka Beverley Enterprises)	Ba3	B+
	1,194,000	Term Loan, 8.117%—8.124%, maturing March 14, 2011			1,202,582
		HCA, Inc.	Ba3	BB
EUR	1,500,000	Term Loan, 5.956%, maturing December 31, 2013			2,013,152
	$20,000,000	Term Loan, 8.086%, maturing December 31, 2013			20,148,860
		Healthsouth Corporation	B2	B+
	2,629,773	Term Loan, 8.620%, maturing March 10, 2013			2,642,556
		Iasis Healthcare, LLC	Ba2	B+
	6,798,776	Term Loan, 7.617%—7.620%, maturing June 22, 2011			6,839,568
		Lifepoint Hospitals, Inc.	Ba3	BB
	10,180,938	Term Loan, 6.945%, maturing April 15, 2012			10,136,396
		Multiplan, Inc.	B2	B+
	1,500,235	Term Loan, 7.820%, maturing April 12, 2013			1,498,986
		National Mentor, Inc.	B1	B
	76,667	Term Loan, 7.840%, maturing June 29, 2013			77,170
	1,253,525	Term Loan, 7.870%—7.880%, maturing June 29, 2013			1,261,752
		Orthofix International/Colgate Medical	Ba3	BB-
	2,000,000	Term Loan, 7.120%, maturing September 22, 2013			2,004,376
		Per-Se Technologies, Inc.	Ba3	B+
	2,212,644	Term Loan, 7.570%, maturing January 06, 2013			2,216,447
		Quintiles Transnational Corporation	B1	BB-
	2,636,750	Term Loan, 7.370%, maturing March 31, 2013			2,636,750
		Radiation Therapy Services, Inc.	B1	BB-
	1,934,646	Term Loan, 7.117%—8.750%, maturing December 16, 2012			1,932,833

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
	Radnet Management, Inc.	B1	B
$2,000,000	Term Loan, 10.250%, maturing October 01, 2012			$2,005,000
	Renal Advantage, Inc.	NR	B+
4,043,754	Term Loan, 7.890%, maturing October 06, 2012			4,074,082
	Rural/Metro Operating Company, LLC	Ba2	B
519,127	Term Loan, 5.170%, maturing March 04, 2011			521,398
1,176,469	Term Loan, 7.609%—7.620%, maturing March 04, 2011			1,181,616
	Select Medical Corporation	Ba1	BB-
2,462,500	Term Loan, 7.070%—9.000%, maturing February 24, 2012			2,418,791
	Sheridan Healthcare, Inc.	B2	B+
1,500,000	Term Loan, 8.350%—8.376%, maturing November 09, 2012			1,514,063
	Sterigenics International, Inc.	B2	B+
2,000,000	Term Loan, maturing November 01, 2013			2,006,876
	Team Health, Inc.	B1	B+
2,068,409	Term Loan, 7.820%—7.871%, maturing November 23, 2012			2,077,458
	Vanguard Health Holdings Company II, LLC	Ba3	B
9,931,955	Term Loan, 7.868%, maturing September 23, 2011			9,953,686
	Ventiv Health, Inc.	Ba2	BB-
705,958	Term Loan, 6.867%, maturing October 05, 2011			703,311
	VWR International, Inc.	Ba3	B+
3,260,959	Term Loan, 7.630%, maturing April 07, 2011			3,272,170
				161,543,862
Home & Office Furnishings: 1.2%
	Buhrmann US, Inc.	Ba3	BB-
3,895,338	Term Loan, 7.120%—7.140%, maturing December 23, 2010			3,902,641
	National Bedding Company	Ba3	BB-
2,221,875	Term Loan, 7.350%—7.390%, maturing August 31, 2011			2,228,541
	Simmons Company	Ba3	BB-
7,166,516	Term Loan, 6.875%—7.625%, maturing December 19, 2011			7,220,265
				13,351,447
Insurance: 1.2%
	Applied Systems, Inc.	B1	B-
2,000,000	Term Loan, 7.070%—7.140%, maturing September 26, 2013			2,010,626
	Concord RE	Ba2	BB+
875,000	Term Loan, 5.399%,
	maturing February 29, 2012			888,125

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Insurance (continued)
	Conseco, Inc.	Ba3	BB-
$5,500,000	Term Loan, 7.320%, maturing October 10, 2013			$5,510,313
	Crawford & Company	B1	BB-
3,250,000	Term Loan, 7.860%, maturing October 30, 2013			3,268,281
	Swett & Crawford	B1	B+
1,492,500	Term Loan, 7.617%, maturing November 16, 2011			1,503,694
				13,181,039
Leisure, Amusement, Entertainment: 8.5%
	24 Hour Fitness Worldwide, Inc .	Ba3	B
3,233,750	Term Loan, 7.870%—8.120%, maturing June 08, 2012			3,262,045
	AMF Bowling Worldwide, Inc.	Ba2	B
878,046	Term Loan, 8.369%—8.619%, maturing August 27, 2009			884,082
	Cedar Fair, L.P.	Ba3	BB-
7,977,500	Term Loan, 7.867%, maturing August 30, 2012			8,055,616
	Cinemark USA, Inc.	Ba2	B
3,750,000	Term Loan, 7.320%—7.380%, maturing October 05, 2013			3,768,491
	Easton-Bell Sports, Inc.	Ba3	B+
995,000	Term Loan, 7.070%—7.110%, maturing March 16, 2012			995,725
	Hallmark Entertainment, LLC	B1	B
1,750,000	Term Loan, 8.320%, maturing December 31, 2011			1,748,906
	HIT Entertainment, Inc.	Ba3	B
3,382,500	Term Loan, 7.620%, maturing March 20, 2012			3,407,869
	Kerasotes Showplace Theater, LLC	B1	B-
150,000	Revolver, 7.625%—9.250%, maturing October 31, 2010			149,250
	Lodgenet Entertainment Corporation	Ba1	B+
2,304,120	Term Loan, 7.617%, maturing August 29, 2008			2,309,880
	London Arena & Waterfront Finance, LLC (a.k.a. “The O2”)	Ba3	B
796,000	Term Loan, 8.890%, maturing March 08, 2012			802,965
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
8,095,238	Term Loan, 8.617%, maturing April 08, 2011			8,006,417
33,332,500	Term Loan, 8.617%, maturing April 08, 2012			32,973,876
	Panavision, Inc.	Ba3	B
995,000	Term Loan, 8.320%—8.376%, maturing March 30, 2011			1,002,463
	Pure Fishing, Inc.	Ba3	B
2,800,650	Term Loan, 8.620%—8.860%, maturing September 30, 2010			2,793,648
	Six Flags Theme Parks, Inc.	Ba3	B-
2,372,388	Term Loan, 8.610%—8.870%, maturing June 30, 2009			2,402,971

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment (continued)
	Universal City Development Partners	Ba1	BB-
$4,627,273	Term Loan, 7.350%—7.380%, maturing June 09, 2011			$4,647,517
	Warner Music Group	Ba2	BB-
16,161,623	Term Loan, 7.370%—7.409%, maturing February 28, 2011			16,236,371
				93,448,092
Lodging: 1.5%
	Hotel Del Coronado	NR	NR
16,400,000	Term Loan, 7.070%, maturing January 09, 2008			16,400,000
				16,400,000
Machinery: 1.3%
	Alliance Laundry Systems, LLC	Ba3	B
2,971,277	Term Loan, 7.570%, maturing January 27, 2012			2,987,063
	Enersys Capital, Inc.	Ba2	BB
4,180,398	Term Loan, 7.368%—7.594%, maturing March 17, 2011			4,206,526
	Maxim Crane Works, L.P.	B1	BB-
2,457,993	Term Loan, 7.320%—9.250%, maturing January 25, 2010			2,467,210
	United Rentals, Inc.	Ba1	BB-
4,563,889	Term Loan, 7.320%, maturing February 14, 2011			4,588,611
				14,249,410
Mining, Steel, Iron & Nonprecious Metals: 1.5%
	Alpha Natural Resources	B1	BB-
661,667	Term Loan, 7.117%, maturing October 26, 2012			662,804
	Carmeuse Lime, Inc.	NR	NR
1,834,100	Term Loan, 7.188%, maturing May 02, 2011			1,834,100
	Excel Mining Systems, Inc.	B1	B-
2,000,000	Term Loan, 8.320%, maturing October 20, 2013			2,007,500
	Longyear Holdings, Inc.	B1	B-
398,734	Term Loan, 8.626%, maturing October 06, 2012			401,642
370,253	Term Loan, 8.610%, maturing October 06, 2012			372,953
3,731,013	Term Loan, 8.610%, maturing October 06, 2012			3,758,219
	Novelis	Ba2	BB-
1,989,941	Term Loan, 7.620%, maturing January 07, 2012			1,997,093
3,456,213	Term Loan, 7.620%, maturing January 07, 2012			3,468,635
	Oglebay Norton Company	B1	B+
1,600,000	Term Loan, 7.870%—9.750%, maturing July 31, 2011			1,619,000
				16,121,946

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: 19.2%
		Atlantic Broadband	B1	B
$1,990,000		Term Loan, 8.140%, maturing August 04, 2012			$2,017,363
		Bragg Communications, Inc.	B1	NR
2,443,750		Term Loan, 7.120%, maturing August 31, 2011			2,446,805
		Bresnan Communications, LLC	B1	B+
2,750,000		Term Loan, 7.120%—7.150%, maturing September 29, 2013			2,746,906
		Bresnan Communications, LLC	B3	B-
1,000,000		Term Loan, 9.870%—9.900%, maturing March 29, 2014			1,023,333
	(2)	Century Cable Holdings LLC	Caa1	NR
1,230,000		Revolver, 9.250%, maturing March 31, 2009			1,194,198
8,000,000		Term Loan, 10.250%, maturing December 31, 2009			7,820,000
21,357,940		Term Loan, 10.250%, maturing June 30, 2009			20,913,695
		Cequel Communications II, LLC	NR	NR
3,850,000		Term Loan, 10.360%, maturing October 30, 2007			3,857,219
		Cequel Communications, LLC	B1	B+
17,150,000		Term Loan, 7.620%, maturing November 05, 2013			17,127,225
		Cequel Communications, LLC	Caa1	B-
525,000		Term Loan, 9.876%, maturing May 05, 2014			524,016
		Charter Communications Operating, LLC	B1	B
53,500,000		Term Loan, 8.005%, maturing April 28, 2013			53,934,688
		CSC Holdings, Inc. (Cablevision)	Ba2	BB
23,283,000		Term Loan, 7.110%—7.126%, maturing March 29, 2013			23,270,381
1,000,000		Term Loan, 7.870%, maturing February 24, 2012			997,395
		Insight Midwest Holdings, LLC	Ba3	BB-
9,500,000		Term Loan, 7.610%, maturing September 30, 2013			9,559,964
		Knology, Inc.	Ba3	NR
2,138,518		Term Loan, 7.867%—7.876%, maturing June 29, 2010			2,150,548
		Mediacom Broadband, LLC	Ba3	BB-
10,890,000		Term Loan, 6.820%—7.120%, maturing January 31, 2015			10,850,861
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 9.500%, maturing June 30, 2010			7,328,318
21,000,000		Term Loan, 10.250%, maturing September 30, 2010			20,566,875
		Patriot Media & Communications, LLC	Ba3	B+
2,577,778		Term Loan, 7.570%—7.620%, maturing March 31, 2013			2,595,500
		Patriot Media & Communications, LLC	B3	B
1,000,000		Term Loan, 10.500%, maturing October 04, 2013			1,016,250

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable (continued)
		Persona Communications, Inc.	Ba3	B+
$310,000		Term Loan, 8.123%, maturing October 12, 2013			$311,938
		San Juan Cable, LLC	B1	B+
1,738,741		Term Loan, 7.391%, maturing October 31, 2012			1,741,730
	(2)	UCA Hilton Head	Caa1	NR
7,000,000		Revolver, 9.500%, maturing September 30, 2007			6,797,294
8,500,000		Term Loan, 9.500%, maturing March 31, 2008			8,298,125
		WideOpenWest Finance, LLC	B1	B
1,000,000		Term Loan, 7.620%—7.650%, maturing May 01, 2014			1,002,321
					210,092,948
Oil & Gas: 8.5%
		Alon USA	B1	BB-
221,667		Term Loan, 7.620%—7.876%, maturing June 22, 2013			222,983
1,773,333		Term Loan, 7.620%—7.876%, maturing June 22, 2013			1,783,863
		CDX Funding, LLC	NR	NR
2,000,000		Term Loan, 10.617%, maturing March 31, 2013			2,035,000
		Coffeyville Resources, LLC	Ba3	BB-
1,000,000		Term Loan, 7.870%, maturing June 24, 2012			1,005,250
1,481,344		Term Loan, 7.625%—9.500%, maturing July 08, 2012			1,489,121
		Complete Production Services	B2	B+
2,970,000		Term Loan, 7.820%, maturing September 12, 2012			2,982,994
		CR Gas Storage	Ba3	BB-
424,242		Term Loan, 7.140%, maturing May 13, 2011			424,640
2,322,197		Term Loan, 7.140%—7.171%, maturing May 12, 2013			2,322,197
296,970		Term Loan, 8.250%, maturing May 12, 2011			297,248
443,227		Term Loan, 7.140%—7.171%, maturing May 12, 2013			443,227
		El Paso Corporation	Ba3	B+
6,250,000		Term Loan, 8.720%, maturing August 01, 2011			6,290,525
		Epco Holdings, Inc.	Ba2	B+
11,632,500		Term Loan, 7.320%—7.374%, maturing August 18, 2010			11,697,933
		Helix Energy Solutions Group, Inc.	B1	BB
5,186,922		Term Loan, 7.320%—7.640%, maturing July 01, 2013			5,195,258
		J. Ray Mcdermott, S.A.	Ba3	B+
3,000,000		Term Loan, 7.770%, maturing June 06, 2012			3,037,500

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas (continued)
		Key Energy	NR	NR
$4,466,250		Term Loan, 7.820%—7.870%, maturing June 30, 2012			$4,482,998
		Magellan Midstream Holdings, L.P.	Ba3	BB-
	1,746,723	Term Loan, 7.390%, maturing June 30, 2012			1,757,640
		MEG Energy	NR	NR
	2,786,000	Term Loan, 7.375%, maturing April 03, 2013			2,793,960
	5,500,000	Term Loan, 10.120%, maturing September 29, 2013			5,486,250
		Opti Canada, Inc.	Ba3	BB+
	3,000,000	Term Loan, 7.070%—7.100%, maturing May 17, 2013			3,000,750
		Regency Gas Services, L.P.	B1	B+
	2,000,000	Term Loan, 10.250%, maturing August 15, 2013			2,003,438
		Semcrude, L.P.	Ba2	NR
	5,197,769	Term Loan, 7.570%, maturing March 16, 2011			5,230,256
	3,626,061	Term Loan, 7.640%, maturing March 16, 2011			3,648,724
		Targa Resources, Inc.	B1	B+
	6,500,000	Term Loan, 7.617%, maturing October 31, 2007			6,507,618
	1,000,000	Term Loan, 7.742%, maturing October 31, 2012			1,004,375
	7,696,452	Term Loan, 7.617%—7.626%, maturing October 31, 2012			7,730,124
		Venoco, Inc.	Caa1	B-
	2,000,000	Term Loan, 9.875%—10.000%, maturing March 30, 2009			2,012,500
		Vulcan Energy Corporation	Ba2	BB
	4,840,471	Term Loan, 6.871%—6.875%, maturing August 12, 2011			4,849,547
		W&T Offshore, Inc.	B1	B+
	2,900,000	Term Loan, 7.570%, maturing May 26, 2010			2,916,916
					92,652,835
Other Broadcasting and Entertainment: 1.9%
		Deluxe, Inc.	B1	B
	1,844,143	Term Loan, 8.367%, maturing January 28, 2011			1,858,743
		DirecTV Holdings, LLC	Baa3	BB
	9,949,622	Term Loan, 6.820%, maturing April 13, 2013			9,966,865
		VNU	B1	B+
	9,000,000	Term Loan, 8.125%, maturing August 09, 2013			9,038,754
					20,864,362
Other Telecommunications: 4.4%
		Asurion Corporation	B1	B
	6,235,793	Term Loan, 8.320%, maturing July 13, 2012			6,265,026
		Asurion Corporation	B3	CCC+
	500,000	Term Loan, 9.500%, maturing January 13, 2013			507,813
		BCM Ireland Holdings, Ltd.	Ba3	B+
EUR	2,083,333	Term Loan, 5.933%, maturing September 30, 2015			2,760,365

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications (continued)
EUR	2,083,333	Term Loan, 6.308%, maturing September 30, 2015			$2,784,571
		Cavalier Telephone	B2	B
$1,990,000		Term Loan, 9.870%, maturing March 24, 2012			2,002,438
		Choice One Communications, Inc. (a.k.a. Trilogy)	Ba3	B
	3,000,000	Term Loan, 9.375%, maturing June 30, 2012			3,044,064
		Cincinnati Bell, Inc.	Ba2	B+
	3,465,000	Term Loan, 6.820%—7.028%, maturing August 31, 2012			3,463,919
		Consolidated Communications	Ba3	BB-
	2,452,170	Term Loan, 7.367%—7.373%, maturing October 14, 2011			2,455,235
		Fairpoint Communications, Inc.	B1	BB-
	2,000,000	Term Loan, 7.125%, maturing February 08, 2012			1,995,938
		Iowa Telecommunications Services, Inc.	Ba3	BB-
	4,250,000	Term Loan, 7.120%—7.150%, maturing November 23, 2011			4,256,830
		Paetec Communications	B1	B
	872,813	Term Loan, 8.875%, maturing June 12, 2012			878,632
		Qwest Communications International, Inc.	B2	B
	10,000,000	Floating Rate Note, maturing February 15, 2009			10,112,500
		Telepacific Corporation	B1	B-
	1,000,000	Term Loan, 7.742%, maturing August 04, 2011			1,015,000
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,220,000	Term Loan, 7.570%, maturing January 07, 2013			3,243,345
		Windstream Corporation	Ba1	BBB-
	2,875,000	Term Loan, 7.120%, maturing July 17, 2013			2,894,510
					47,680,186
Personal & Nondurable Consumer Products: 5.1%
		Advantage Sales And Marketing	B2	B
	3,084,500	Term Loan, 7.370%—7.460%, maturing March 29, 2013			3,074,219
		Bushnell Performance Optics	B1	B+
	1,732,927	Term Loan, 8.367%, maturing August 19, 2011			1,741,591
		Central Garden & Pet Company	Ba2	BB
	1,292,253	Term Loan, 6.820%, maturing September 30, 2012			1,293,600
		Fender Musical Instruments Corporation	B1	B+
	1,871,216	Term Loan, 8.130%, maturing March 30, 2012			1,882,911
		Fender Musical Instruments Corporation	Caa1	B-
	2,500,000	Term Loan, 11.380%, maturing September 30, 2012			2,525,000
		Hunter Fan Company	Ba3	B
	823,333	Term Loan, 7.900%, maturing March 24, 2012			821,275

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
		Jarden Corporation	Ba3	B+
$2,016,552		Term Loan, 7.117%, maturing January 24, 2012			$2,014,283
10,170,388		Term Loan, 7.117%, maturing January 24, 2012			10,158,946
		Mega Bloks, Inc.	Ba2	BB-
987,500		Term Loan, 7.188%, maturing July 26, 2012			989,352
		Natural Products Group, LLC	B1	B
1,948,052		Term Loan, 8.320%—8.370%, maturing June 19, 2013			1,954,749
		Norwood Promotional Products	NR	NR
2,720,588		Revolver, 8.375%—9.500%, maturing December 31, 2008			2,734,191
948,750		Term Loan, 9.375%, maturing February 15, 2008			910,800
4,062,149		Term Loan, 11.688%, maturing August 17, 2009			4,148,469
11,510,759	(3)	Term Loan, maturing August 17, 2011			5,237,395
		Oreck Corporation	B1	B+
901,414		Term Loan, 8.120%, maturing January 27, 2012			899,160
		Rayovac Corporation	B1	B-
8,249,739		Term Loan, 8.370%—8.390%, maturing February 06, 2012			8,289,511
		Tupperware	Ba1	BB
7,600,624		Term Loan, 6.890%, maturing December 05, 2012			7,564,597
					56,240,049
Personal, Food & Miscellaneous: 3.5%
		Acosta, Inc.	B1	B-
2,992,500		Term Loan, 8.070%, maturing July 28, 2013			3,021,803
		AFC Enterprises	B1	B+
1,070,957		Term Loan, 7.625%, maturing May 11, 2011			1,074,304
		Allied Security Holdings, LLC	Ba3	B
497,727		Term Loan, 8.370%, maturing June 30, 2010			501,460
		Arby’s Restaurant Group, Inc.	Ba3	B+
5,431,452		Term Loan, 7.600%—7.626%, maturing July 25, 2012			5,452,949
		Carrols Corporation	Ba3	B+
2,976,334		Term Loan, 7.875%, maturing December 31, 2010			2,988,240
		CBRL (Cracker Barrel)	Ba2	BB
2,056,179		Term Loan, 6.860%—8.750%, maturing April 27, 2013			2,053,608
		Coinmach Corporation	B2	B
5,982,345		Term Loan, 7.875%, maturing December 19, 2012			6,039,925
		Coinstar, Inc.	Ba3	BB-
2,436,056		Term Loan, 7.350%—7.370%, maturing July 07, 2011			2,452,804

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous (continued)
	Culligan International Company	Ba2	BB-
$1,989,582	Term Loan, 7.070%, maturing September 30, 2011			$1,995,179
	Jack In The Box, Inc.	Ba1	BB-
2,643,357	Term Loan, 6.870%—6.900%, maturing January 08, 2011			2,654,097
	MD Beauty, Inc.	B2	B
3,226,504	Term Loan, 8.070%, maturing February 18, 2012			3,246,670
	N.E.W. Customer Services Companies, Inc.	B1	B+
1,946,220	Term Loan, 8.070%—8.120%			1,955,951
	QCE, LLC (Quiznos)	B2	B
2,061,500	Term Loan, 7.625%, maturing May 05, 2013			2,057,635
	Reddy Ice Group, Inc.	Ba3	B+
1,000,000	Term Loan, 7.122%, maturing August 09, 2012			1,000,313
	Sonic Corporation	Ba3	BB-
1,080,000	Term Loan, 7.320%, maturing September 14, 2013			1,082,532
	U.S. Security Holdings, Inc.	B1	B
621,875	Term Loan, 7.820%—7.890%, maturing May 08, 2013			624,984
				38,202,454
Printing & Publishing: 10.3%
	Adams Outdoors Advertising, L.P.	B1	B+
4,327,151	Term Loan, 7.120%—7.130%, maturing October 18, 2012			4,337,294
	American Achievement Corporation	Ba2	B+
683,649	Term Loan, 7.570%—9.500%, maturing March 25, 2011			688,777
	American Media Operations, Inc.	B1	B-
3,350,000	Term Loan, 8.370%, maturing January 31, 2013			3,368,495
	American Reprographics	Ba2	BB
2,103,387	Term loan, 7.070%—9.000%, maturing June 18, 2009			2,108,646
	Ascend Media Holdings, LLC	B3	B
1,695,313	Term Loan, 8.870%, maturing January 31, 2012			1,650,811
	Banta Corporation	Ba2	BB
1,000,000	Term Loan, 9.870%—9.900%, maturing November 20, 2013			1,002,500
	Black Press, Ltd.	Ba3	B+
753,667	Term Loan, 7.370%, maturing August 02, 2013			759,319
1,241,333	Term Loan, 7.370%, maturing August 02, 2013			1,250,643
	Caribe Information Investments, Inc.	B1	B
1,925,484	Term Loan, 7.630%—7.640%, maturing March 31, 2013			1,927,891
	Cenveo Corporation	Ba3	BB-
1,496,250	Term Loan, 7.372%—7.390%, maturing June 21, 2013			1,499,991

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
	Dex Media East, LLC	Ba1	BB
$3,171,734	Term Loan, 6.860%—6.890%, maturing May 08, 2009			$3,166,507
	Dex Media West, LLC	Ba1	BB
971,265	Term Loan, 6.600%—6.640%, maturing September 09, 2009			967,015
12,681,204	Term Loan, 6.850%—6.890%, maturing March 09, 2010			12,659,012
	Gatehouse Media, Inc.	B1	B+
2,202,632	Term Loan, 7.570%, maturing December 06, 2013			2,207,680
	Hanley Wood, LLC	B1	B
291,214	Term Loan, 7.570%, maturing August 01, 2012			291,456
2,438,121	Term Loan, 7.570%—7.621%, maturing August 01, 2012			2,440,152
	Idearc, Inc.	Ba2	BB+
20,400,000	Term Loan, maturing November 17, 2014			20,516,035
	Jostens IH Corporation	Ba2	B+
9,306,264	Term Loan, 7.372%, maturing October 04, 2011			9,359,580
	MC Communications, LLC	B2	B
2,698,906	Term Loan, 7.970%, maturing December 31, 2010			2,714,087
	Medianews Group	Ba2	BB-
997,500	Term Loan, 7.070%, maturing August 02, 2013			998,747
	Medimedia USA, Inc.	Ba3	B+
1,250,000	Term Loan, 7.772%—9.750%, maturing November 01, 2013			1,257,031
	Merrill Communications, LLC	B1	B+
2,938,574	Term Loan, 7.570%—7.617%, maturing May 15, 2011			2,949,594
	Nextmedia Operating, Inc.	B1	B
1,747,620	Term Loan, 7.320%, maturing November 15, 2012			1,745,217
776,720	Term Loan, 7.320%, maturing November 15, 2012			775,652
	PBI Media, Inc.	B2	B
1,980,005	Term Loan, 7.617%—7.626%, maturing September 30, 2012			1,984,130
	Primedia, Inc.	B2	B
6,101,667	Term Loan, 7.570%, maturing September 30, 2013			6,090,861
	R.H. Donnelley Corporation	Ba1	BB
284,953	Term Loan, 6.600%—6.630%, maturing December 31, 2009			283,248
9,607,936	Term Loan, 6.850%—6.890%, maturing June 30, 2011			9,581,245
	Source Media, Inc.	B1	B
3,077,206	Term Loan, 7.610%, maturing November 08, 2011			3,092,592

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
		Thomas Nelson Publishers	B1	B
	$2,327,500	Term Loan, 7.570%—7.622%, maturing June 12, 2012			$2,333,319
		Triple Crown Media, Inc.	B1	B
	1,475,995	Term Loan, 8.870%—10.500%, maturing June 30, 2010			1,474,150
		Wenner Media, LLC	Ba3	BB-
	900,000	Term Loan, 7.110%, maturing October 01, 2013			903,375
		Yell Group, PLC	Ba3	BB-
EUR	2,000,000	Term Loan, 7.320%, maturing February 10, 2013			2,681,580
	$2,000,000	Term Loan, 7.320%, maturing February 10, 2013			2,018,750
		Ziff Davis Media, Inc.	B3	CCC
	1,500,000	Floating Rate Note, maturing May 01, 2012			1,428,750
					112,514,132
Radio and TV Broadcasting: 4.3%
		Block Communications, Inc.	Ba1	BB-
	992,500	Term Loan, 7.367%, maturing December 22, 2011			995,602
		CMP KC, LLC	Caa1	CCC+
	1,390,331	Term Loan, 9.375%, maturing May 03, 2011			1,392,069
		CMP Susquehanna Corporation	Ba3	B-
	5,075,571	Term Loan, 7.375%—7.438%, maturing May 05, 2013			5,094,605
		Cumulus Media, Inc.	Ba3	B
	2,992,500	Term Loan, 7.320%—7.626%, maturing June 07, 2013			3,004,844
		Emmis Communication	B1	B
	1,250,000	Term Loan, 7.320%, maturing November 02, 2013			1,257,255
		Entravision Communications Corporation	Ba3	B+
	2,955,000	Term Loan, 6.870%, maturing March 29, 2013			2,956,847
		Gray Television, Inc.	Ba1	BB-
	496,250	Term Loan, 6.880%, maturing June 15, 2011			495,984
	992,500	Term Loan, 6.870%—6.880%, maturing November 22, 2012			991,968
		Montecito Broadcast Group, LLC	B1	B
	1,985,000	Term Loan, 7.820%, maturing January 27, 2013			1,996,787
		NEP Broadcasting	Ba3	B
	2,396,104	Term Loan, 9.370%, maturing February 03, 2011			2,424,558
	955,605	Term Loan, 8.870%, maturing February 03, 2011			966,058
		Nexstar Broadcasting Group	Ba3	B
	4,690,352	Term Loan, maturing August 14, 2012			4,681,558
		Paxson Communications	B1	CCC+
	4,500,000	Term Loan, 8.624%, maturing January 15, 2012			4,581,563

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting (continued)
	Quebecor Media, Inc.	B1	B
$2,977,500	Term Loan, 7.350%—7.374%, maturing January 17, 2013			$3,000,296
	Raycom TV Broadcasting, LLC	NR	NR
3,344,517	Term Loan, 6.875%, maturing July 31, 2013			3,325,704
	Regent Communications	B1	B
1,500,000	Term Loan, 7.820%, maturing November 13, 2013			1,504,688
	Spanish Broadcasting Systems	B1	B
3,940,000	Term Loan, 7.120%, maturing July 11, 2012			3,938,357
	Young Broadcasting, Inc.	Ba3	B-
4,937,500	Term Loan, 7.875%—7.938%, maturing November 03, 2012			4,933,644
				47,542,387
Retail Stores: 8.8%
	Amscan Holdings, Inc.	Ba3	B+
1,492,500	Term Loan, 8.375%—10.250%, maturing December 23, 2012			1,504,859
	Blockbuster, Inc.	B3	B-
994,956	Term Loan, 8.870%—9.070%, maturing August 20, 2011			998,501
	Burlington Coat Factory	B2	B
5,403,750	Term Loan, 7.620%, maturing May 28, 2013			5,336,576
	Dollarama Group, L.P.	Ba2	B+
3,438,969	Term Loan, 7.376%, maturing November 18, 2011			3,454,014
	Harbor Freight Tools USA, Inc.	B1	B+
7,214,486	Term Loan, 7.110%—7.123%, maturing July 15, 2010			7,211,780
	Jean Coutu Group, Inc.	B1	BB-
4,991,107	Term Loan, 7.938%, maturing July 30, 2011			5,006,704
	Mapco Express, Inc.	B2	B+
2,234,240	Term Loan, 8.070%, maturing April 28, 2011			2,248,204
	Michaels Stores, Inc.	B2	B-
13,000,000	Term Loan, 8.375%, maturing October 31, 2013			13,045,500
	Nebraska Book Company, Inc.	Ba2	B-
2,414,974	Term Loan, 7.870%—7.880%, maturing March 04, 2011			2,425,540
	Neiman Marcus Group, Inc.	Ba3	B+
18,037,975	Term Loan, 7.891%, maturing April 06, 2013			18,181,016
	Oriental Trading Company, Inc.	B1	B
2,493,750	Term Loan, 8.120%—8.220%, maturing July 31, 2013			2,503,882
	Pantry, Inc.	Ba2	BB
2,481,250	Term Loan, 7.070%, maturing January 02, 2012			2,489,004
	Pep Boys	Ba3	B+
496,253	Term Loan, 8.120%, maturing January 27, 2011			500,906

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		Petco Animal Supplies, Inc.	Ba3	B
$5,125,000		Term Loan, 8.100%, maturing October 26, 2013			$5,151,266
		Phones 4U Group, Ltd.	NR	NR
GBP	2,500,000	Term Loan, maturing November 30, 2014			4,880,835
GBP	2,500,000	Term Loan, maturing November 30, 2015			4,905,408
		Sally Holding, LLC	B2	B+
	2,500,000	Term Loan, maturing November 16, 2013			2,513,173
		Sports Authority	B2	B
	997,500	Term Loan, 7.617%, maturing May 03, 2013			993,759
		Tire Rack, Inc. (The)	B1	BB-
	872,972	Term Loan, 7.070%—7.120%, maturing June 24, 2012			870,789
		Toy’s R Us	B1	BB
	2,375,000	Term Loan, 9.625%, maturing July 14, 2012			2,433,931
		Travelcenters Of America, Inc.	B1	BB
	9,925,000	Term Loan, 7.100%—7.120%, maturing December 01, 2011			9,932,751
					96,588,398
	Satellite: 0.5%
		Panamsat Corporation	Ba2	BB
	5,000,000	Term Loan, 7.872%, maturing January 03, 2014			5,052,780
					5,052,780
Telecommunications Equipment: 0.7%
		Sorenson Communications, Inc.	Ba3	B
	5,236,875	Term Loan, 8.390%, maturing August 16, 2013			5,278,335
		Sorenson Communications, Inc.	Caa1	CCC+
	750,000	Term Loan, 12.390%, maturing February 16, 2014			758,750
		Syniverse Technologies, Inc.	Ba1	BB-
	1,451,515	Term Loan, 7.120%, maturing February 15, 2012			1,455,144
					7,492,229
Textiles & Leather: 1.6%
		Hanesbrands, Inc.	Ba2	BB-
	2,500,000	Term Loan, 7.625%—7.688%, maturing September 05, 2013			2,520,750
		Hanesbrands, Inc.	B1	B-
	1,000,000	Term Loan, 9.188%, maturing March 05, 2014			1,023,661
		Polymer Group, Inc.	B1	BB-
	7,443,750	Term Loan, 7.614%, maturing November 22, 2012			7,464,689
		Propex Fabrics, Inc.	Ba3	BB-
	161,719	Term Loan, 7.630%, maturing July 31, 2012			161,820
		St. John Knits International, Inc.	B1	B+
	762,387	Term Loan, 9.320%, maturing March 21, 2012			758,575
		Targus Group, Inc.	Ba3	B
	1,475,943	Term Loan, 8.820%—8.870%, maturing November 22, 2012			1,452,575

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Textiles & Leather (continued)
	Targus Group, Inc.	B3	CCC+
$1,375,000	Term Loan, 8.820%—8.870%, maturing May 22, 2013			$1,258,125
	Warnaco	Ba1	BB
939,444	Term Loan, 6.820%—8.500%, maturing January 31, 2013			936,509
	William Carter	Ba3	BB
2,181,727	Term Loan, 6.850%—6.876%, maturing July 14, 2012			2,180,023
				17,756,727
Utilities: 8.1%
	Astoria Generating Company Acquisitions, LLC	B1	BB-
769,882	Term Loan, 7.320%, maturing February 23, 2011			775,014
2,256,025	Term Loan, 7.390%, maturing February 23, 2013			2,271,066
	Babcock & Wilcox Company	Ba2	B+
2,000,000	Term Loan, 8.360%, maturing February 22, 2012			2,005,000
2,500,000	Term Loan, 5.267%, maturing January 22, 2012			2,518,750
	Coleto Creek WLE, L.P.	B1	B+
764,331	Term Loan, 8.117%, maturing July 28, 2013			761,465
5,347,267	Term Loan, 8.117%, maturing June 28, 2013			5,327,215
	KGEN, LLC	B2	B
4,925,000	Term Loan, 7.992%, maturing August 01, 2011			4,943,469
	La Paloma Generating Company, LLC	B1	BB-
218,579	Term Loan, 7.070%, maturing August 16, 2012			217,122
1,317,078	Term Loan, 7.119%, maturing August 16, 2012			1,308,297
104,896	Term Loan, 7.117%, maturing August 16, 2012			104,197
	LSP—Kendall Energy, LLC	B1	B
9,594,806	Term Loan, 7.367%, maturing October 07, 2013			9,592,810
	LSP Gen Finance Co, LLC	Ba3	BB-
4,328,655	Term Loan, 7.117%, maturing May 04, 2013			4,341,282
	NE Energy, Inc.	B1	B+
792,683	Term Loan, 9.750%, maturing November 01, 2013			800,015
1,907,317	Term Loan, 9.750%, maturing November 01, 2013			1,924,960
	NE Energy, Inc.	B3	B-
425,000	Term Loan, 11.750%, maturing May 01, 2014			431,906
	NRG Energy, Inc.	Ba1	BB-
6,000,000	Term Loan, 7.367%, maturing February 01, 2013			6,027,186
24,452,393	Term Loan, 7.367%, maturing February 01, 2013			24,577,002

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
	Pike Electric	Ba3	BB
$1,310,511	Term Loan, 6.875%, maturing July 01, 2012			$1,309,692
886,628	Term Loan, 6.875%, maturing December 10, 2012			886,074
	Plum Point Energy Associates	B1	B
1,198,857	Term Loan, 8.992%, maturing March 14, 2014			1,213,094
2,861,854	Term Loan, 8.617%, maturing March 14, 2014			2,895,838
	Riverside Energy Center, LLC	B1	B
244,856	Term Loan, 9.626%, maturing June 24, 2010			251,896
3,063,822	Term Loan, 9.626%, maturing June 24, 2011			3,151,900
2,116,749	Term Loan, 9.626%, maturing June 24, 2011			2,177,605
	Thermal North America, Inc.	B1	BB-
4,000,000	Term Loan, 8.070%, maturing October 24, 2008			4,020,000
	Wolf Hollow I, L.P.	B1	BB-
1,800,000	Term Loan, 7.570%, maturing June 22, 2012			1,773,000
450,000	Term Loan, 7.570%, maturing June 22, 2012			443,250
2,147,521	Term Loan, 7.617%, maturing June 22, 2012			2,115,308
				88,164,413
	Total Senior Loans (Cost $1,967,524,095)			1,976,089,846

OTHER CORPORATE DEBT: 0.6%
Automobile: 0.6%
	Avis Budget Car Rental	Ba3	BB-
750,000	Floating Rate Note, maturing May 15, 2014			721,875
	Navistar International Corporation	NR	BB-
5,200,000	Unsecured Term Loan, 10.320%—10.368%, maturing February 22, 2009			5,265,811
	Total Other Corporate Debt (Cost $5,930,368)			5,987,686

EQUITIES AND OTHER ASSETS: 1.8%

	Description	Value
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(2), (@) , (R)	AM Cosmetics Corporation (Liquidation Interest)	—
(@) , (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)
(@) , (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@) , (R)	Decision One Corporation (1,402,038 Common Shares)	145,812

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

EQUITIES AND OTHER ASSETS (continued)
(2), (@) , (R)	Electro Mechanical Solutions
	(Residual Interest in Bankruptcy Estate)		$1,112
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@) , (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		305,999
(@) , (R)	Gemini Leasing, Inc. (143,079 common shares)		—
(2), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)		173,512
(2), (@) , (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2), (@) , (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		100
(2), (@) , (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)		50
(2), (@) , (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)		—
(@) , (R)	Neoplan USA Corporation (17,348 Common Shares)		—
(@) , (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)		—
(@) , (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		—
(@) , (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		—
(2), (@) , (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@) , (R)	New World Restaurant Group, Inc. (4,706 Common Shares)		37,648
(@) , (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@) , (R)	Safelite Glass Corporation (856,340 Common Shares)		18,651,085
(@) , (R)	Safelite Realty Corporation (57,804 Common Shares)		317,922
(1), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@) , (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $6,550,784)		19,795,273
	Total Investments (Cost $1,980,005,247)	182.8%	$2,001,872,805
	Other Assets and Liabilities — Net	(82.8)	(906,612,159)
	Net Assets	100.0%	$1,095,260,646

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(@)	Non-income producing security.
(R)	Restricted security.
**	For Federal Income Tax purposes cost of investments is $1,980,110,134. Net unrealized appreciation consists of the following:

	Gross Unrealized Appreciation	$25,877,781
	Gross Unrealized Depreciation	(4,115,110)
	Net Unrealized Appreciation	$21,762,671

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2006 (Unaudited) (continued)

At November 30, 2006 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Euro EUR 8,745,000	Sell	12/15/06	$11,212,402	$11,592,658	$(380,256)
Euro EUR 11,660,000	Sell	01/12/07	14,901,228	15,479,865	(578,637)
Euro EUR 8,745,000	Sell	02/15/07	11,198,704	11,628,388	(429,684)
British Pound GBP 4,305,000	Sell	12/15/06	8,169,684	8,463,487	(293,803)
British Pound GBP 5,740,000	Sell	01/12/07	10,811,162	11,286,870	(475,708)
British Pound GBP 4,305,000	Sell	02/15/07	8,182,895	8,466,474	(283,579)
			$64,476,075	$66,917,742	$(2,441,667)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2007